Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Disclosure
The table below has been prepared in accordance with the SEC’s pay versus performance (“PvP”) rules. The PvP rules create a definition of pay, referred to as Compensation Actually Paid (“CAP”), which is compared to certain performance measures as required by the SEC. In determining CAP for our principal executive officer (our “PEO”) and our named executive officers, we are required to make various adjustments to amounts reported in the Summary Compensation Table for this year and in previous years, as the SEC’s valuation methods for this section differ from those required for the Summary Compensation Table. The CAP data reflected in the table below may not reflect amounts actually realized or that will be realized by our named executive officers. A significant portion of the CAP amounts shown relates to changes in values of unvested awards over the course of the reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future changes in value based on changes in our stock price.
The Compensation and People Committee does not use CAP as the basis for making compensation decisions. Refer to Compensation Discussion and Analysis above to understand how the Committee makes compensation decisions.
Year (a)	Summary Compensation Table Total for PEO (Barua)(1) (b)	Compensation Actually Paid to PEO (Barua)(1) (c)	Summary Compensation Table Total for PEO (Heppelmann)(2) (b)	Compensation Actually Paid to PEO (Heppelmann)(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)(4) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)(4) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(6) (h)	Free Cash Flow (in millions)(7) (i)
							Total Shareholder Return (f)	Peer Group Total Shareholder Return(5) (g)
2025	$24,315,129	$22,858,151	—	—	$8,303,690	$8,236,971	$245.43	$284.85	$733.9	$856.7
2024	$16,399,903	$20,100,143	$13,452,534	$18,794,144	$6,151,234	$7,980,418	$218.40	$222.15	$376.3	$735.6
2023	—	—	$15,617,171	$32,849,065	$7,940,226	$9,964,001	$171.28	$145.51	$245.5	$587.0
2022	—	—	$12,887,115	$10,443,199	$3,899,861	$4,250,523	$126.45	$103.12	$313.1	$415.8
2021	—	—	$13,048,375	$43,610,760	$4,349,703	$6,216,716	$144.81	$128.90	$476.9	$344.1
(1)
Mr. Barua has served as our PEO since February 14, 2024 (“First PEO”). The amount deducted from the Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the First PEO for 2025 includes ($21,720,456) for the grant date fair value of stock awards. Amounts added to (or subtracted from) the SCT for 2025 also include: $19,054,836 for the fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $699,947 for the change in fair value of stock awards that were granted in prior years and remain outstanding at the end of the year; and $508,696 for the change in fair value of stock awards that were granted in prior years and vested during the year.

(2)
Mr. Heppelmann served as our PEO during 2021 and through February 13, 2024 (“Second PEO”).

(3)
For 2025, Kristian Talvitie, Robert Dahdah, Aaron von Staats, and Catherine Kniker were the Non-PEO NEOs. For 2024, Kristian Talvitie, Michael DiTullio, Catherine Kniker, and Aaron von Staats were the Non-PEO NEOs. For 2023, Neil Barua, Kristian Talvitie, Michael DiTullio, and Aaron von Staats were the Non-PEO NEOs. For 2022, Kristian Talvitie, Michael DiTullio, Catherine Kniker, Aaron von Staats, and Troy Richardson were the Non-PEO NEOs. For 2021, Kristian Talvitie, Michael DiTullio, Aaron von Staats, Troy Richardson, and Kathleen Mitford were the Non-PEO NEOs.

(4)
Amounts deducted from the Average SCT total to calculate Average CAP to the Non-PEO NEOs for 2025 include ($7,210,097) for the average grant date fair value of stock awards. Amounts added to (or subtracted from) the Average SCT for 2025 include: $6,706,051 for the average fair value of stock awards that were granted in the year and remain outstanding at the end of each respective year; $277,856 for the average change in fair value of stock awards that were granted in prior years and remain outstanding at the end of each respective year; and $159,472 for the average change in fair value of stock awards that were granted in prior years and vested during each respective year.

(5)
The peer group used for the Peer Group Total Shareholder Return was the S&P 500 Information Technology Index.

(6)
As reported in our Consolidated Statements of Operations for the applicable fiscal reporting year, as provided under Part II Item 8 of our Annual Report on Form 10-K.

(7)
We have identified free cash flow as the company-selected measure to be included in this table, as it represents the most important financial performance measure, not otherwise required to be disclosed in the table, used to link CAP to our executive officers to our performance. See Appendix A for the definition of free cash flow, a non-GAAP financial measure, and its reconciliation to the most directly comparable GAAP measure.

Company Selected Measure Name	free cash flow
Named Executive Officers, Footnote
(1)
Mr. Barua has served as our PEO since February 14, 2024 (“First PEO”). The amount deducted from the Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the First PEO for 2025 includes ($21,720,456) for the grant date fair value of stock awards. Amounts added to (or subtracted from) the SCT for 2025 also include: $19,054,836 for the fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $699,947 for the change in fair value of stock awards that were granted in prior years and remain outstanding at the end of the year; and $508,696 for the change in fair value of stock awards that were granted in prior years and vested during the year.
(2)
Mr. Heppelmann served as our PEO during 2021 and through February 13, 2024 (“Second PEO”).
(3)
For 2025, Kristian Talvitie, Robert Dahdah, Aaron von Staats, and Catherine Kniker were the Non-PEO NEOs. For 2024, Kristian Talvitie, Michael DiTullio, Catherine Kniker, and Aaron von Staats were the Non-PEO NEOs. For 2023, Neil Barua, Kristian Talvitie, Michael DiTullio, and Aaron von Staats were the Non-PEO NEOs. For 2022, Kristian Talvitie, Michael DiTullio, Catherine Kniker, Aaron von Staats, and Troy Richardson were the Non-PEO NEOs. For 2021, Kristian Talvitie, Michael DiTullio, Aaron von Staats, Troy Richardson, and Kathleen Mitford were the Non-PEO NEOs.

Peer Group Issuers, Footnote	(5) The peer group used for the Peer Group Total Shareholder Return was the S&P 500 Information Technology Index.
Adjustment To PEO Compensation, Footnote
(1)
Mr. Barua has served as our PEO since February 14, 2024 (“First PEO”). The amount deducted from the Summary Compensation Table (“SCT”) total to calculate Compensation Actually Paid (“CAP”) to the First PEO for 2025 includes ($21,720,456) for the grant date fair value of stock awards. Amounts added to (or subtracted from) the SCT for 2025 also include: $19,054,836 for the fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $699,947 for the change in fair value of stock awards that were granted in prior years and remain outstanding at the end of the year; and $508,696 for the change in fair value of stock awards that were granted in prior years and vested during the year.
(2)
Mr. Heppelmann served as our PEO during 2021 and through February 13, 2024 (“Second PEO”).

Non-PEO NEO Average Total Compensation Amount	$ 8,303,690	$ 6,151,234	$ 7,940,226	$ 3,899,861	$ 4,349,703
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,236,971	7,980,418	9,964,001	4,250,523	6,216,716
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts deducted from the Average SCT total to calculate Average CAP to the Non-PEO NEOs for 2025 include ($7,210,097) for the average grant date fair value of stock awards. Amounts added to (or subtracted from) the Average SCT for 2025 include: $6,706,051 for the average fair value of stock awards that were granted in the year and remain outstanding at the end of each respective year; $277,856 for the average change in fair value of stock awards that were granted in prior years and remain outstanding at the end of each respective year; and $159,472 for the average change in fair value of stock awards that were granted in prior years and vested during each respective year.

Tabular List, Table
Performance Measures
We consider the list below to be our most important metrics that link compensation paid to our PEO and other Named Executive Officers to our performance, as they are the key metrics that determine the payouts under our annual Corporate Incentive Plan and Performance-Based RSUs.
Free Cash Flow
Adjusted Free Cash Flow
Annual Run Rate (ARR)
Relative TSR

Total Shareholder Return Amount	$ 245.43	218.4	171.28	126.45	144.81
Peer Group Total Shareholder Return Amount	284.85	222.15	145.51	103.12	128.9
Net Income (Loss)	$ 733,900,000	$ 376,300,000	$ 245,500,000	$ 313,100,000	$ 476,900,000
Company Selected Measure Amount	856,700,000	735,600,000	587,000,000	415,800,000	344,100,000
Measure:: 1
Pay vs Performance Disclosure
Name	Free Cash Flow
Non-GAAP Measure Description
(7)
We have identified free cash flow as the company-selected measure to be included in this table, as it represents the most important financial performance measure, not otherwise required to be disclosed in the table, used to link CAP to our executive officers to our performance. See Appendix A for the definition of free cash flow, a non-GAAP financial measure, and its reconciliation to the most directly comparable GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Annual Run Rate (ARR)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Neil Barua [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 24,315,129	$ 16,399,903
PEO Actually Paid Compensation Amount	$ 22,858,151	20,100,143
PEO Name	Mr. Barua
Non-PEO Name			Neil Barua
Heppelmann [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		13,452,534	$ 15,617,171	12,887,115	13,048,375
PEO Actually Paid Compensation Amount		$ 18,794,144	$ 32,849,065	$ 10,443,199	$ 43,610,760
PEO Name		Mr. Heppelmann
Kristian Talvite [Member]
Pay vs Performance Disclosure
Non-PEO Name	Kristian Talvitie	Kristian Talvitie	Kristian Talvitie	Kristian Talvitie	Kristian Talvitie
Robert Dahdah [Member]
Pay vs Performance Disclosure
Non-PEO Name	Robert Dahdah
Aaron Von Staats [Member]
Pay vs Performance Disclosure
Non-PEO Name	Aaron von Staats	Aaron von Staats	Aaron von Staats	Aaron von Staats	Aaron von Staats
Catherine Kniker [Member]
Pay vs Performance Disclosure
Non-PEO Name	Catherine Kniker	Catherine Kniker		Catherine Kniker
Michael DiTullio [Member]
Pay vs Performance Disclosure
Non-PEO Name		Michael DiTullio	Michael DiTullio	Michael DiTullio	Michael DiTullio
Troy Richardson [Member]
Pay vs Performance Disclosure
Non-PEO Name				Troy Richardson	Troy Richardson
Kathleen Mitford [Member]
Pay vs Performance Disclosure
Non-PEO Name					Kathleen Mitford
PEO | Neil Barua [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (21,720,456)
PEO | Neil Barua [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,054,836
PEO | Neil Barua [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	699,947
PEO | Neil Barua [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	508,696
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,210,097)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,706,051
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	277,856
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 159,472